Document and Entity Information	Nov. 06, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2021
Entity Registrant Name	Precision BioSciences, Inc.
Entity Central Index Key	0001357874
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Security 12b Title	Common stock, par value $0.000005 per share
Trading Symbol	DTIL
Security Exchange Name	NASDAQ
Entity File Number	001-38841
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-4206017
Entity Address, Address Line One	302 East Pettigrew St.
Entity Address, Address Line Two	Suite A-100
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27701
City Area Code	919
Local Phone Number	314-5512
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false